VGOF P2 0523

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED MAY 1, 2023

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective May 1, 2023, the following changes are made to each Fund’s Summary Prospectus and Prospectus:

a.	In the section titled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus, the following information is added:

Portfolio manager	Title	Portfolio manager of the fund since

Jeffrey Bailin, CFA	Director and Portfolio Manager of ClearBridge	December 2023*

*	Effective December 31, 2023, Jeffrey Bailin, CFA will join the fund’s portfolio management team.

b.	The following sentence is added to the end of the section titled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

It is anticipated that Jeffrey J. Russell, CFA will retire and step down as a member of the fund’s portfolio management team on or about December 31, 2023.

c.	In the section titled “More on fund management – Portfolio managers” in each Fund’s Prospectus, the following information is added:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since

Jeffrey Bailin, CFA	Mr. Bailin is a Director and Portfolio Manager of ClearBridge with 13 years of industry experience. Mr. Bailin joined ClearBridge in 2015. Prior to joining the subadviser, he worked as Vice President & Lead Analyst, Equity Research for Health Care Distribution & Technology at Credit Suisse.	December 2023*

*	Effective December 31, 2023, Jeffrey Bailin, CFA will join the fund’s portfolio management team

d.

In the section of each Fund’s Prospectus titled “More on fund management – Portfolio managers”, the following sentence is added to the column titled “Title and recent biography” for Jefferey J. Russell:

It is anticipated that Mr. Russell will retire and step down as a member of the fund’s portfolio management team on or about December 31, 2023.

II.	Effective May 1, 2023, the following changes are made to each Fund’s SAI:

a.

In the sections of each Fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers – Portfolio Managers Securities Ownership”, the following footnote is added to all references to Jefferey J. Russell with respect to each Fund:

*	It is anticipated that Mr. Russell will retire and step down as a member of the Fund’s portfolio management team on or about December 31, 2023.

b.	In the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in each Fund’s SAI, the following information is added to the table with respect to each Fund:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based (Billions) ($)
Jeffrey Bailin **	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	None	None	None	None
	Other Accounts	None	None	None	None

**	The information is as of March 31, 2023 and does not reflect additional accounts (including the Fund) for which Mr. Bailin will join the portfolio management team on December 31, 2023.

c.	In the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in each Fund’s SAI, the following information is added to the table with respect to each Fund:

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Jeffrey Bailin**	10,001-50,000

**	The information is as of March 31, 2023.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INVESTMENT TRUST

ClearBridge Mid Cap Growth Fund	March 1, 2023

ClearBridge Small Cap Growth Fund	March 1, 2023

Please retain this supplement for future reference.

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